Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds - Distribution of Fixed Rate Annuities' Account Values (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Annuity account values	$ 12,958	$ 11,947
Ceded reinsurance	21,850	24,956
Total	34,808	36,903
1.0%
Effects of Reinsurance [Line Items]
Annuity account values	7,523	6,423
>1.0% - 2.0%
Effects of Reinsurance [Line Items]
Annuity account values	255	269
>2.0% - 3.0%
Effects of Reinsurance [Line Items]
Annuity account values	4,274	4,313
>3.0% - 4.0%
Effects of Reinsurance [Line Items]
Annuity account values	565	594
>4.0% - 5.0%
Effects of Reinsurance [Line Items]
Annuity account values	270	276
>5.0% - 5.5%
Effects of Reinsurance [Line Items]
Annuity account values	71	72
Fixed annuity
Effects of Reinsurance [Line Items]
Annuity account values	2,118	2,027
Ceded reinsurance	10,477	12,086
Total	12,595	14,113
Fixed annuity | 1.0%
Effects of Reinsurance [Line Items]
Annuity account values	332	155
Fixed annuity | >1.0% - 2.0%
Effects of Reinsurance [Line Items]
Annuity account values	48	54
Fixed annuity | >2.0% - 3.0%
Effects of Reinsurance [Line Items]
Annuity account values	832	876
Fixed annuity | >3.0% - 4.0%
Effects of Reinsurance [Line Items]
Annuity account values	565	594
Fixed annuity | >4.0% - 5.0%
Effects of Reinsurance [Line Items]
Annuity account values	270	276
Fixed annuity | >5.0% - 5.5%
Effects of Reinsurance [Line Items]
Annuity account values	71	72
Fixed index annuity
Effects of Reinsurance [Line Items]
Annuity account values	564	463
Ceded reinsurance	11,373	12,870
Total	11,937	13,333
Fixed index annuity | 1.0%
Effects of Reinsurance [Line Items]
Annuity account values	399	279
Fixed index annuity | >1.0% - 2.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	1
Fixed index annuity | >2.0% - 3.0%
Effects of Reinsurance [Line Items]
Annuity account values	165	183
Fixed index annuity | >3.0% - 4.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
Fixed index annuity | >4.0% - 5.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
Fixed index annuity | >5.0% - 5.5%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
RILA
Effects of Reinsurance [Line Items]
Annuity account values	17	1
Ceded reinsurance	0	0
Total	17	1
RILA | 1.0%
Effects of Reinsurance [Line Items]
Annuity account values	17	1
RILA | >1.0% - 2.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
RILA | >2.0% - 3.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
RILA | >3.0% - 4.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
RILA | >4.0% - 5.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
RILA | >5.0% - 5.5%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
Variable annuity fixed option
Effects of Reinsurance [Line Items]
Annuity account values	10,259	9,456
Ceded reinsurance	0	0
Total	10,259	9,456
Variable annuity fixed option | 1.0%
Effects of Reinsurance [Line Items]
Annuity account values	6,775	5,988
Variable annuity fixed option | >1.0% - 2.0%
Effects of Reinsurance [Line Items]
Annuity account values	207	214
Variable annuity fixed option | >2.0% - 3.0%
Effects of Reinsurance [Line Items]
Annuity account values	3,277	3,254
Variable annuity fixed option | >3.0% - 4.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
Variable annuity fixed option | >4.0% - 5.0%
Effects of Reinsurance [Line Items]
Annuity account values	0	0
Variable annuity fixed option | >5.0% - 5.5%
Effects of Reinsurance [Line Items]
Annuity account values	$ 0	$ 0